General (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
General (Details) [Line Items]
Accumulated deficit			$ 64,078
Incurred operating losses	$ 8,392	$ 3,334	9,227	$ 3,615
operating activities	877		$ 5,013
Percentage of secured senior convertible note			5.00%
Secured senior convertible note amount			$ 300,000		$ 1,000,000
Legal fees	305
Legal fees paid	50
Accumulated deficit	(77,736)		(64,078)	$ (10,594)
HOLISTO LTD. [Member]
General (Details) [Line Items]
Incurred operating losses	8,392		$ 9,227
Accumulated deficit	$ 77,736
Securities Purchase Agreement [Member]
General (Details) [Line Items]
Percentage of secured senior convertible note	5.00%
Secured senior convertible note amount	$ 30,000
Maturity year	2 years
warrants (in Shares)	1,363,636
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 11.5